Share Capital - Warrant Plans (Details)					12 Months Ended
	Dec. 31, 2021 shares patient € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 29, 2019 € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares	€ 0.03				€ 0.03	€ 0.03	€ 0.03
BSA 2021 (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		48,103			48,103
Exercise price (in euros per share) | € / shares		€ 13.47		€ 13.47
BSPCE exercise (in shares)					0
BSA 2021 (a) | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		48,103
Number of ordinary share subscribed per each BSA (in shares)		1
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 13.47
BSPCE exercise (in shares)	14,431
Maximum term of other equity instruments granted for share-based payment arrangement	10 years
Vesting requirements, minimum attendance	75.00%
Vesting requirements, attendance period	12 months
Vesting requirements, recommended dose determination, minimum number of patients | patient	2
Vesting requirements, recommended dose determination, total number of patients enrolled | patient	3
BSA 2021 (a) | External Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		30,000
Number of ordinary share subscribed per each BSA (in shares)		1
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 13.64
BSPCE exercise (in shares)	0
Maximum term of other equity instruments granted for share-based payment arrangement		10 years
BSA 2021 (a) In Replacement Of BSA 2016 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		18,103
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)			18,000		0	18,000
Par value per share (euro per share) | € / shares			€ 0.03
Exercise price (in euros per share) | € / shares			€ 6.59
BSPCE exercise (in shares)					0	0